OTHER NON-OPERATING GAIN / (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Non-Operating Gain (Loss)
Ineffective portion of hedging activities	$ 15	$ 20	$ 8
Change of fair value of other derivatives	6	(17)	(58)
Gain /(loss) from money market funds	12	21	0
Loss from early debt redemption	0	0	(30)
Other gains / (losses)	78	(3)	12
Other non-operating gain / (loss)	111	$ 21	$ (68)
Gain from remeasurement of contingent consideration liability	$ 41